Expense Example - AZL MVP DFA Multi-Strategy Fund - AZL MVP DFA Multi-Strategy Fund	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	$ 1,384